Note 2 - Business Combinations (Details) - Pro Forma earnings per share for Internet Initiative Japan, Inc. (JPY ¥)	12 Months Ended
Mar. 31, 2013
Pro Forma earnings per share for Internet Initiative Japan, Inc. [Abstract]
Pro forma basic net income attributable to Internet Initiative Japan Inc. per common share	¥ 118
Pro forma diluted net income attributable to Internet Initiative Japan Inc. per common share	¥ 118